INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of the beginning and ending balances of goodwill and intangible
	Licenses	Management Contracts	Accumulated Amortization	Total Intangible Assets, net	Goodwill
December 31, 2016	$—	$—	$—	$—	$2,191
MMRC	800	—	—	800	—
December 31, 2017	$800	$—	$—	$800	$2,191
SSBP (1)	—	4,277	(114)	4,163	—
Greenleaf (2)	—	23,272	(784)	22,488	—
NorCal (3)	—	3,234	(71)	3,163	—
Assets acquired through business combinations (4)	87,897	37,601	(2,159)	123,339	29,925
December 31, 2018	$88,697	$68,384	$(3,128)	$153,953	$32,116

Amortization expense recorded during the years ended December 31, 2018 and 2017 was $3,128 and $0, respectively.

(1) On May 4, 2018, the Company obtained a management contract with a useful life of 20 years through acquisition of SSBP, a management company located in Massachusetts, for a total consideration of $4,277, which included: (i) $416 in cash, (ii) $2,056 in seller’s notes and (iii) $1,805 in Class D membership units (291 units). The Company determined the purchase did not qualify as a business combination as SSBP was not operational at the time of purchase.

(2) The Company entered into management contracts with Greenleaf Apothecaries, LLC to operate five dispensaries, Greenleaf Therapeutics, LLC to operate a processing facility and Greenleaf Gardens, LLC to operate a cultivation facility (together “Greenleaf”) on July 2, August 8, and December 20, 2018, respectively. The useful lives of the management contracts are 10 years. The Company paid total consideration of $23,272, which included: (i) $8,245 in cash, (ii) $5,494 in Class D units (886 units), (iii) $6,095 in seller’s notes and (iv) $3,438 in Subordinate Voting Shares (269 shares, which was recorded in Other equity transactions under Share Reserve in the Consolidated Statements of Shareholders’ Equity). As part of this arrangement, the Company also issued a $16,000 secured line of credit for use in the build-out of the managed facilities (refer to Note 7 for further details). $2,750 of cash consideration is recorded in Other current liabilities on the Consolidated Statements of Financial Position.

(3)On July 30, 2018, the Company entered into a definitive agreement to obtain a management contract with a 7 year useful life by acquiring the remaining 55% ownership interest in NorCal. The Company paid total consideration of $7,409, which included: (i) $534 in cash, (ii) $3,446 in Class D units (556 units), (iii) $86 forgiveness of a loan receivable (see Note 7 for further detail) and (iv) $3,343 fair value of previously held interest. The Company also acquired a promissory note receivable due from the managed entity of $4,175 (see Note 7 for further detail).

As a result of this asset acquisition, the previously held interest in NorCal was re-measured from $3,088 to $3,343, resulting in a gain of $255, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.

(4) The Company obtained several intangible assets in connection with various business acquisitions. Refer to Note 4 for further details.